Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of property, plant and equipment fully owned.

FULLY OWNED	Land, buildings & building improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2024	€90,705	€39,678	€9,353	€6,770	€146,507
Additions	7,292	9,595	118	298	17,303
Sales and disposals	(6,554)	(663)	(2,460)		(9,677)
Reclassifications	4,687	470	466	(5,623)	—
Reclassifications to assets in disposal group classified as held for sale	(10,200)			(915)	(11,115)
Translation differences	84	204	(15)		273
On December 31, 2024	€86,014	€49,284	€7,462	€530	€143,291
Additions	1,622	10,788	18	—	12,428
Sales and disposals	(758)	(29,284)	(1,495)	—	(31,537)
Reclassifications	(1,283)	1,813	—	(530)	—
Translation differences	(606)	(667)	(1)	—	(1,274)
On December 31, 2025	€84,989	€31,934	€5,984	€—	€122,908

Depreciations and impairment
On January 1, 2024	€11,218	€19,178	€4,891	€—	€35,287
Depreciation	5,284	4,787	1,005		11,076
Impairment	1,068	17	158		1,243
Sales and disposals	(6,554)	(663)	(2,460)		(9,677)
Translation differences	(68)	39	(8)		(37)
On December 31, 2024	€10,948	€23,358	€3,586	€—	€37,892
Depreciation	4,021	5,562	768		10,351
Impairment	4,155	27,900	661		32,716
Sales and disposals	(758)	(27,205)	(1,485)		(29,448)
Translation differences	(203)	(345)	(1)		(549)
On December 31, 2025	€18,163	€29,270	€3,529	€—	€50,962

Carrying amount
On December 31, 2024	€75,066	€25,926	€3,876	€530	€105,399
On December 31, 2025	€66,826	€2,664	€2,455	€—	€71,946

Schedule of property plant and equipment including right of use assets

RIGHT-OF-USE	Land & building	Installation & machinery	Furniture, fixtures & vehicles	Total

	(Euro, in thousands)
Acquisition value

On January 1, 2024	€23,174	€251	€7,652	€31,078
Additions	4,287	1,657	2,879	8,823
Sales and disposals	(2,989)	(250)	(4,114)	(7,353)
Translation differences	113			113
On December 31, 2024	€24,585	€1,658	€6,417	€32,661
Additions	2,181		526	2,707
Sales and disposals	(12,023)	(459)	(4,962)	(17,444)
Translation differences	(549)			(549)
On December 31, 2025	€14,194	€1,199	€1,981	€17,375

Depreciations and impairment

On January 1, 2024	€11,279	€223	€4,473	€15,976
Depreciation	2,848	118	1,592	4,558
Sales and disposals	(1,920)	(250)	(3,200)	(5,370)
Translation differences	(3)			(3)
On December 31, 2024	€12,204	€91	€2,865	€15,161
Depreciation	2,185	381	1,351	3,917
Impairment	3,655			3,655
Sales and disposals	(10,811)	(145)	(2,890)	(13,846)
Translation differences	(229)			(229)
On December 31, 2025	€7,004	€327	€1,326	€8,658

Carrying amount

On December 31, 2024	€12,381	€1,567	€3,552	€17,499
On December 31, 2025	€7,190	€872	€655	€8,717

		December 31,
		2025	2024

		(Euro, in thousands)
Carrying amount
Property, plant and equipment fully owned		€71,946	€105,399
Right-of-use		8,717	17,499
Total property, plant and equipment		€80,663	€122,898